RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) ¥ in Thousands, $ in Thousands		Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)
Due from related parties (note 3)		$ 0	¥ 0	¥ 2,698
Henan Agriculture University [Member]
Due from related parties (note 3)	[1]		0	1,000
Neijiang Agriculture Institute [Member]
Due from related parties (note 3)	[2]		0	191
Beijing Shihui Agriculture Ltd [Member]
Due from related parties (note 3)	[3]		¥ 0	¥ 1,507

[1]	The balance as of September 30, 2014 represented the advance from Origin to SK Wu Research Institute (through Henan Agriculture University) for its research operation, which is jointly sponsored by the provincial government of Henan Province and Origin.
[2]	The balance as of September 30, 2014 represented the advance from Denong to Neijiang Agriculture Institute for its research operation.
[3]	The balance as of September 30, 2014 represented the advance to Beijing Shihui Agriculture Ltd. for providing the network maintenance and software development services for the Company.